Corporate Information - Information About Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Share capital	$ 31	$ 27
Legend Biotech Limited ("Legend BVI")
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	Legend Biotech Limited (“Legend BVI”)
Place and date of incorporation	The British Virgin Islands June 2, 2015
Share capital	$ 80,000,000
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding
Legend Biotech HK Limited (“Legend HK”)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	Legend Biotech HK Limited (“Legend HK”)
Place and date of incorporation	Hong Kong June 3, 2015
Share capital	$ 80,000,000
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding
Nanjing Legend Biotechnology Co.,Ltd. (“Legend Nanjing”)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	Nanjing Legend Biotechnology Co., Ltd. (“Legend Nanjing”)
Place and date of incorporation	PRC* November 17, 2014
Share capital	$ 162,500,000
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Manufacture and sale of life science research products and services
Legend Biotech USA Incorporated (“Legend USA”)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	Legend Biotech USA Incorporated (“Legend USA”)
Place and date of incorporation	United States of America August 31, 2017
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Manufacture and sale of life science research products and services
Legend Biotech Ireland Limited. ("Legend Ireland")
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	Legend Biotech Ireland Limited (“Legend Ireland”)
Place and date of incorporation	Ireland November 13, 2017
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Manufacture and sale of life science research products and services
Legend Biotech Belgium B.V. (“Legend Belgium”)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	Legend Biotech Belgium B.V. (“Legend Belgium”)
Place and date of incorporation	Belgium June 23, 2021
Share capital	$ 2,423,693
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Manufacture and sale of life science research products and services
Hainan Chuanji Biotechnology Co., Ltd. (“Hainan Chuanji”)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	Hainan Chuanji Biotechnology Co., Ltd. (“Hainan Chuanji”)
Place and date of incorporation	PRC October 25, 2021
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Life science research and development